INCOME TAX EXPENSE (Schedule of Loss before income tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (5,645)	¥ (6,176)	¥ (6,179)
LOSS BEFORE INCOME TAX FROM DISCONTINUED OPERATIONS | ¥				(23,817)
Total loss before income tax for the year | ¥		(5,645)	(6,176)	(29,996)
USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (810)
LOSS BEFORE INCOME TAX FROM DISCONTINUED OPERATIONS | $
Total loss before income tax for the year | $	(810)
PRC
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(1,775)	(2,321)	(1,071)
PRC | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(254)
VIRGIN ISLANDS, BRITISH
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(3,824)	(3,805)	(5,064)
VIRGIN ISLANDS, BRITISH | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(549)
HONG KONG
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (46)	¥ (50)	¥ (44)
HONG KONG | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (7)